Annual Operating Expenses {- Fidelity Strategic Dividend & Income Fund} - 11.30 Fidelity Strategic Dividend & Income Fund - Retail PRO-11 - Fidelity Strategic Dividend & Income Fund - Fidelity Strategic Dividend & Income Fund
Jan. 29, 2022
Operating Expenses:
Management fee	0.53%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.15%
Total annual operating expenses	0.68%